Segments and Foreign Operations - Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															12 Months Ended
	Jan. 31, 2014		Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 175,235	[1]	$ 206,468	[1]	$ 221,254	[1]	$ 217,429	[1]	$ 217,212	[2]	$ 265,633	[2]	$ 282,920	[2]	$ 271,765	$ 820,386	$ 1,037,530	$ 1,106,018
Property and equipment, net	191,674								226,991							191,674	226,991	277,357
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues																672,430	832,839	871,017
Property and equipment, net	154,627								177,198							154,627	177,198	231,838
Africa / Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues																42,909	88,888	110,012
Property and equipment, net	21,314								29,875							21,314	29,875	24,900
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues																16,056	19,161
Property and equipment, net	5,931								7,390							5,931	7,390	6,614
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues																58,260	69,970	58,166
Property and equipment, net	8,498								10,582							8,498	10,582	9,559
Other foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues																30,731	26,672	66,823
Property and equipment, net	$ 1,304								$ 1,946							$ 1,304	$ 1,946	$ 4,446

[1]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.
[2]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.